Equity - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 94	$ 599
RBC trust capital securities series 2008-1 [member]
Disclosure of subsidiaries [line items]
Non-controlling interests		511
Other [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	$ 94	$ 88